Evergreen Adjustable Rate Fund: Semiannual Report as of December 31, 2002

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER INTERVIEW
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2002.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

February 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the semiannual report for the Evergreen Adjustable Rate Fund, which covers the six-month period ended December 31, 2002.

Market analysis

In the second half of 2002, the fixed income markets provided investors with yet another strong argument for diversification. As the equity markets alternately swooned and recovered, bonds offered many investors relative stability in the uncertain global environment. Corporate malfeasance, slower than expected economic growth, falling profits, fear of further terrorist attacks, and a potential war with Iraq all weighed heavily on the minds of investors. Credit downgrades hurt some in the corporate market, yet overall spreads remained wide relative to historical patterns. Treasuries rose during the summer and into early autumn, and managed to hold on to healthy annual gains as the equity markets rallied in October and November. Municipal bonds performed admirably despite increased supply, and high yield bonds began their long-anticipated climb during the fourth quarter.

The period began with corporate distrust at or near all-time highs. Accounting scandals threatened the financial markets, and the credit markets were waiting for the next shoe to drop. Rating agencies took no prisoners, and several companies faced punishing downgrades. The majority in the corporate sector, however, managed to perform well despite the negative headlines. Indeed, during the fourth quarter, investment grade corporate bonds performed well as yield spreads relative to Treasuries narrowed sharply. Equities began the quarter with a strong recovery, and money flowed from Treasuries into corporate bonds. In contrast to the third quarter, the lower the rating category, the better its performance over the last three months of the year. High yield bonds posted the best performance heading into the new year, with the Lehman Brothers High Yield Index gaining more than 6% in the fourth quarter.

As mentioned earlier, Treasuries gained early in the period. The massive uncertainty caused many fixed income investors to seek the perceived safety of the U.S. government bond market. Indeed, the yield on the 10-year Treasury bond declined from its high for the year of approximately 5.4% in April to less than 3.6% in September, despite a federal budget deficit of more than $150 billion for fiscal 2002. After the

LETTER TO SHAREHOLDERS continued

third quarter, though, the 10-year bond struggled to maintain its earlier momentum as a rebounding stock market and diminished fears of a double-dip recession caused investors to seek opportunities elsewhere. In addition, the surprise Federal Reserve Board rate cut of 50 basis points in November and the Republican success in the mid-term elections resulted in more investors fleeing Treasuries. For many investors who participated in the gains in Treasuries, it appeared that rates couldn’t get much lower, and the likelihood of tax cuts and a rising budget deficit decreased the attractiveness of government bonds.

We should note that despite the weakness in October and November, municipal bonds performed well in the third quarter and also in December. What is remarkable is that the sector experienced the largest issuance ever in 2002, with more than $350 billion in new deals. Many states and municipalities faced budget challenges in attempting to fund programs as the slower than expected economy produced lower tax receipts. In addition, geopolitical concerns also attracted investment in this area, as the potential for conflicts with Iraq and North Korea increased in December.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project gross domestic product growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. Manufacturing may continue to inch along in the first half of the year, yet services should build on under-appreciated strength in that sector during 2002. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle recoveries. Unemployment will likely remain in the 6% range, yet investors need to keep in mind that this is a relatively healthy rate compared to the two most recent economic recoveries, when the jobless rate climbed above 10% in 1983 and approached 8% in 1992.

In our opinion, gradually improving fundamentals, including solid productivity growth, could keep the Fed on the sidelines for at least the first half of 2003. Since January 2001, the Fed has reduced short-term interest rates by more than 80%. We believe this aggressive easing cycle helped prevent many of the extreme consequences of prior recessions, while enabling the economy to muddle through the initial stages of recovery in an uncertain global environment. Given the mild pace of recovery and the questionable geopolitical situation, we expect monetary policymakers to keep interest rates steady, while continuing to increase liquidity to fend off deflation. If clarity improves on the global picture, and demand strengthens domestically, we

LETTER TO SHAREHOLDERS continued

believe the Fed will begin a gradual tightening policy in the second half of the year.

While the Fed’s position on interest rates may limit gains in the Treasury market, we do not anticipate a bear market for bonds in 2003. The potential for stability in rates during the first half of the year could bode well for the mortgage securities market. It is our belief that corporate bonds should continue to generate gains, as historically wide spreads contract. A positive bias in corporate earnings should support this trend. We believe the best total return opportunity for risk-oriented fixed income investors may be found in the high yield market. After not participating in the bond market gains of the past two years, this area appears poised for success given its historical correlation to a strengthening economy and an improving equity market. Spreads relative to Treasuries in this area are wider than historical averages, suggesting potentially attractive upside possibilities.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

* A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of December 31, 2002

“The economic and political uncertainty in today’s world underscores the importance of secure, liquid investments. In our opinion, the fund’s historically competitive returns and intense focus on security selection make it a solid choice for investors seeking the potential for income and stability of principal.”

MANAGEMENT TEAM

Lisa Brown Premo
Customized Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 10/1/1991
	Class A	Class B	Class C	Class I	Class IS
Class Inception Date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

6-month return with sales charge	-1.48%	-3.51%	-0.55%	N/A	N/A

6-month return w/o sales charge	1.87%	1.48%	1.48%	1.99%	1.86%

Average Annual Return*

1 year with sales charge	0.88%	-1.57%	1.38%	N/A	N/A

1 year w/o sales charge	4.21%	3.43%	3.43%	4.46%	4.20%

5 year	5.07%	5.05%	5.16%	5.90%	5.64%

10 year	5.44%	5.59%	5.49%	5.86%	5.65%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front End	CDSC	Front End
			1.00%
			CDSC

30-day SEC yield	2.51%	1.85%	1.82%	2.98%	2.64%

6-month income dividends per share	$0.19	$0.15	$0.15	$0.20	$0.19

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar’s Style Box is based on a portfolio date as of 12/31/2002.

The fixed income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Adjustable Rate Fund Class A shares,1 versus a similar investment in the 6-Month Treasury Bill Index (6-Mo. T-Bill) and the Consumer Price Index (CPI).

The 6-Mo. T-Bill does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2002, and subject to change.

PORTFOLIO MANAGER INTERVIEW

How did the fund perform?

The fund’s Class A shares had a total return of 1.87% for the six-month period ended December 31, 2002, excluding any applicable sales charges. During the same period, the 6-Month U.S. Treasury Bill Index returned 0.74%, while the median return of funds in the Lipper Adjustable Rate Mortgage Funds Classification was 1.59%. Lipper is an independent monitor of mutual fund performance.

We attribute the fund’s strong relative performance to its successful interest rate management and asset-allocation strategies, as well as its rigorous security selection process.

What was the investment environment like during the period?

Market rates dropped precipitously, prompting a dramatic increase in mortgage refinancing. Between June 30, 2002, and December 31, 2002, the yield on both the two-year and five-year U.S. Treasury notes fell 125 basis points, closing the period at 1.60% and 2.74%, respectively. Longer-term yields also dropped. The yield on the 10-year U.S. Treasury note declined 95 basis points to 3.82%; and the 30-year U.S. Treasury bond yield moved 70 basis points lower, standing at 4.78% on December 31, 2002. The yield premiums provided by mortgage-backed securities over their U.S. Treasury counterparts held steady over the six-month period.

PORTFOLIO CHARACTERISTICS
(as of 12/31/2002)

Total Net Assets	$6,919,211,302

Average Credit Quality*	AAA

Average Duration	0.6 years

Effective Maturity	0.6 years

*Source: Standard & Poor’s

What strategies did you use to manage the fund?

We focused on asset allocation, security selection, and monitoring and analyzing interest rates. We repositioned the fund early in the third quarter of 2002, investing cash flows into fixed-rate securities. During the period, we raised the fund’s position in fixed-rated securities from 8% to 18.5%, just under the maximum allocation allowed by the fund. Historically, fixed-rated securities have outperformed adjustable rate bonds when interest rates fall, so building up this position gave the fund greater total return potential. We also increased the fund’s holdings in hybrid adjustable rate mortgage-backed securities (ARMS), which historically have outperformed their counterparts with shorter reset dates as yields move lower. The coupons of hybrid ARMS are fixed for three to five years before they change annually, so the bonds provide more predictable cash flows for a longer period of time.

While our security selection process always plays a major role in the fund’s performance, that role was more critical than usual over

PORTFOLIO MANAGER INTERVIEW

the past six months due to the sizeable level of mortgage prepayments. Prepayments occur when a mortgage holder pays off a mortgage prior to its stated maturity, thereby removing the mortgage -- and the income it contributes -- from an investment portfolio. Prepayments tend to rise when interest rates fall because mortgage holders refinance at lower rates; and with mortgage rates hitting 40-year lows, prepayment rates were extraordinarily high. Our rigorous analysis was designed to find securities that we expected to have fewer prepayments. Selecting these securities helped protect returns by minimizing the negative effect that prepayments can have on performance.

PORTFOLIO COMPOSITION
(based on 12/31/2002 portfolio assets)

Mortgage-Backed Securities	57.8%

Collateralized Mortgage Obligations	30.6%

Short-Term Investments	6.9%

U.S. Government & Agency Obligations	4.3%

Asset-Backed Securities	0.4%

What is your outlook for the next six months?

We anticipate a stable to slightly rising interest rate environment, with rates remaining low until the economy shows continued, sustainable growth. At that point, we believe rates could move higher. We believe this is an increased possibility as the low level of rates we have experienced over the past six months is unprecedented.

We believe the fund’s ability to emphasize adjustable rate securities, as well as its relatively high level of safety and liquidity, makes it an attractive investment alternative in this anticipated investment environment. The economic and political uncertainty in today’s world underscores the importance of secure, liquid investments. In our opinion, the fund’s historically competitive returns and intense focus on security selection make it a solid choice for investors seeking the potential for income and stability of principal.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2002 (unaudited)
		Year Ended June 30, 2002[1,2]	Year Ended September 30,
			2001[2]	2000[3]
CLASS A
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.19	0.32	0.54	0.16
Net realized and unrealized gains or losses on securities	-0.01	0.02	0.24	-0.02
Total from investment operations	0.18	0.34	0.78	0.14

Distributions to shareholders from
Net investment income	-0.19	-0.34	-0.62	-0.16

Net asset value, end of period	$9.67	$9.68	$9.68	$9.52
Total return[4]	1.87%	3.62%	8.46%	1.43%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,517,314	$742,779	$190,055	$26,552
Ratios to average net assets
Expenses[5]	0.65%[6]	0.64%[6]	0.69%	0.71%[6]
Net investment income	3.82%[6]	4.43%[6]	5.70%	6.54%[6]
Portfolio turnover rate	5%	3%	13%	74%

1.  For the nine months ended June 30, 2002. The fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

4.  Excluding applicable sales charges

5.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

6.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31, 2002	Year Ended	Year Ended September 30,
	(unaudited)	June 30, 2002[1,2]	2001[2]	2000[3]
CLASS B
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.15	0.26	0.44	0.14
Net realized and unrealized gains or losses on securities	-0.01	0.03	0.27	-0.02
Total from investment operations	0.14	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	-0.15	-0.29	-0.55	-0.14

Net asset value, end of period	$9.67	$9.68	$9.68	$9.52
Total return[4]	1.48%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$835,384	$547,224	$173,276	$5,067
Ratios to average net assets
Expenses[5]	1.42%[6]	1.45%[6]	1.49%	1.50%[6]
Net investment income	3.06%[6]	3.63%[6]	4.61%	5.73%[6]
Portfolio turnover rate	5%	3%	13%	74%

1.  For the nine months ended June 30, 2002. The fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

4.  Excluding applicable sales charges

5.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

6.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31, 2002	Year Ended	Year Ended September 30,
	(unaudited)	June 30, 2002[1,2]	2001[2]	2000[3]
CLASS C
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.15	0.26	0.41	0.14
Net realized and unrealized gains or losses on securities	-0.01	0.03	0.30	-0.02
Total from investment operations	0.14	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	-0.15	-0.29	-0.55	-0.14

Net asset value, end of period	$9.67	$9.68	$9.68	$9.52
Total return[4]	1.48%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,476,739	$1,510,835	$348,002	$3,699
Ratios to average net assets
Expenses[5]	1.42%[6]	1.45%[6]	1.48%	1.50%[6]
Net investment income	3.05%[6]	3.60%[6]	4.40%	5.73%[6]
Portfolio turnover rate	5%	3%	13%	74%

1.  For the nine months ended June 30, 2002. The fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

4.  Excluding applicable sales charges

5.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

6.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31, 2002	Year Ended	Year Ended September 30,				Year Ended
	(unaudited)	June 30, 2002[1,2]	2001[2]	2000	1999	1998[3]	February 28, 1998
CLASS I
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.56	$9.68	$9.75	$9.71
Income from investment operations
Net investment income	0.20	0.33	0.59	0.61	0.59	0.35	0.64
Net realized and unrealized gains or losses on securities	-0.01	0.03	0.21	-0.05	-0.12	-0.07	0.04
Total from investment operations	0.19	0.36	0.80	0.56	0.47	0.28	0.68

Distributions to shareholders from
Net investment income	-0.20	-0.36	-0.64	-0.60	-0.59	-0.35	-0.64

Net asset value, end of period	$9.67	$9.68	$9.68	$9.52	$9.56	$9.68	$9.75
Total return	1.99%	3.81%	8.73%	6.05%	4.98%	2.88%	7.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,120,053	$419,486	$140,979	$32,787	$36,033	$23,174	$25,981
Ratios to average net assets
Expenses[4]	0.43%[5]	0.45%[5]	0.50%	0.43%	0.30%	0.33%[5]	0.30%
Net investment income	4.05%[5]	4.63%[5]	6.17%	6.43%	6.11%	6.12%[5]	6.63%
Portfolio turnover rate	5%	3%	13%	74%	14%	46%	107%

1.  For the nine months ended June 30, 2002. The fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the seven months ended September 30, 1998. The fund changed its fiscal year end from February 28 to September 30, effective September 30, 1998.

4.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31, 2002	Year Ended	Year Ended September 30,				Year Ended
	(unaudited)	June 30, 2002[1,2]	2001[2]	2000	1999	1998[3]	February 28, 1998
CLASS IS
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.56	$9.68	$9.76	$9.72
Income from investment operations
Net investment income	0.19	0.31	0.55	0.58	0.55	0.33	0.59
Net realized and unrealized gains or losses on securities	-0.01	0.03	0.23	-0.04	-0.11	-0.08	0.06
Total from investment operations	0.18	0.34	0.78	0.54	0.44	0.25	0.65

Distributions to shareholders from
Net investment income	-0.19	-0.34	-0.62	-0.58	-0.56	-0.33	-0.61

Net asset value, end of period	$9.67	$9.68	$9.68	$9.52	$9.56	$9.68	$9.76
Total return	1.86%	3.62%	8.46%	5.79%	4.73%	2.63%	6.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$969,722	$589,143	$92,858	$20,384	$20,199	$9,645	$10,320
Ratios to average net assets
Expenses[4]	0.67%[5]	0.70%[5]	0.75%	0.70%	0.55%	0.57%[5]	0.55%
Net investment income	3.83%[5]	4.39%[5]	5.72%	6.18%	5.86%	5.82%[5]	6.15%
Portfolio turnover rate	5%	3%	13%	74%	14%	46%	107%

1.  For the nine months ended June 30, 2002. The fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the seven months ended September 30, 1998. The fund changed its fiscal year end from February 28 to September 30, effective September 30, 1998.

4.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 0.4%
SLMA, Ser. 1997-3, Class A2, FRN, 1.87%, 10/25/2010	AAA	$29,833,428	$ 30,013,535
COLLATERALIZED MORTGAGE OBLIGATIONS 31.0%
FAMC, Ser. 2000-A, Class A, 6.31%, 12/15/2039 (h)	AAA	44,440,022	47,273,074
FHLMC:
Ser. 1380, Class FB, 3.19%, 10/15/2007	AAA	4,109,046	4,197,734
Ser. 1506, Class FD, 2.44%, 05/15/2008	AAA	880,362	892,884
Ser. 1513, Class AG, 3.42%, 05/15/2008	AAA	7,417,349	7,608,945
Ser. 1559, Class VM, 3.35%, 01/15/2023	AAA	16,000,000	16,453,323
Ser. 1576, Class F, 3.71%, 09/15/2008	AAA	2,558,364	2,572,240
Ser. 1611, Class QA, 2.19%, 11/15/2023	AAA	1,719,875	1,721,212
Ser. 1671, Class QA, 3.66%, 02/15/2024	AAA	57,547,011	57,509,640
Ser. 1673, Class F, 3.51%, 10/15/2022	AAA	2,109,504	2,110,580
Ser. 1686, Class FE, 3.81%, 02/15/2024	AAA	1,119,833	1,124,546
Ser. 1691, Class EA, 1.89%, 02/15/2024	AAA	2,199,700	2,179,488
Ser. 1698, Class FC, 3.37%, 03/15/2009	AAA	13,319,169	13,572,974
Ser. 1699, Class FB, 2.44%, 03/15/2024	AAA	7,220,386	7,344,300
Ser. 1717, Class N, 3.44%, 04/15/2024	AAA	1,710,423	1,717,265
Ser. 1730, Class FA, 3.34%, 05/15/2024	AAA	10,525,969	10,688,565
Ser. 1760, Class ZC, 3.24%, 03/15/2024	AAA	6,039,179	6,076,798
Ser. 1933, Class PG, 6.15%, 12/15/2025	AAA	6,002,793	6,064,557
Ser. 1939, Class FB, 2.44%, 04/15/2027	AAA	1,518,419	1,543,757
Ser. 1988, Class FH, 1.94%, 11/15/2023	AAA	3,642,796	3,640,410
Ser. 20, Class F, 2.04%, 10/25/2023	AAA	7,891,094	7,926,328
Ser. 21, Class F, 1.94%, 10/25/2023	AAA	2,445,212	2,452,412
Ser. 2182, Class FE, 1.93%, 05/15/2028	AAA	11,381,133	11,426,601
Ser. 2197, Class PG, 7.00%, 04/15/2028	AAA	33,300,000	34,325,733
Ser. 2209, Class PM, 7.00%, 04/15/2028	AAA	10,000,000	10,354,705
Ser. 2290, Class B, 6.50%, 08/15/2030	AAA	2,283,213	2,316,897
Ser. 2293, Class FM, 1.58%, 03/15/2031	AAA	7,396,320	7,396,127
Ser. 2355, Class B, 6.00%, 02/15/2031	AAA	11,101,295	11,303,548
Ser. 2370, Class PE, 6.00%, 10/01/2031	AAA	35,935,000	37,373,047
Ser. 2372, Class NL, 6.00%, 11/15/2031	AAA	12,093,545	12,187,870
Ser. 2380, Class FL, 2.02%, 11/15/2031	AAA	57,769,035	57,992,312
Ser. 2388, Class FG, 1.92%, 12/31/2031 (h)	AAA	11,624,136	11,664,094
Ser. 2389, Class FI, 2.17%, 06/15/2031	AAA	23,943,612	24,105,590
Ser. 2391, Class EF, 1.92%, 06/15/2031	AAA	10,261,548	10,286,124
Ser. 2395, Class FD, 2.02%, 05/15/2029	AAA	18,606,618	18,704,855
Ser. 2412, Class AB, 8.50%, 07/15/2027 (h)	AAA	14,756,730	15,185,597
Ser. 2412, Class BH, 8.50%, 08/15/2027 (h)	AAA	8,091,367	8,599,606
Ser. 2418, Class FO, 2.32%, 02/15/2032	AAA	34,462,645	34,917,786
Ser. 2425, Class FO, 2.32%, 03/15/2032	AAA	51,850,457	52,390,997
Ser. 2427, Class PB, 6.50%, 07/15/2026	AAA	57,500,000	59,990,653
Ser. 2431, Class F, 1.92%, 03/15/2032	AAA	21,893,924	21,950,081
Ser. 2435, Class ND, 6.00%, 12/15/2012	AAA	9,617,472	9,680,312
Ser. 2448, Class BD, 8.50%, 02/15/2030	AAA	12,146,599	12,625,270
Ser. 2458, Class OB, 5.75%, 11/15/2012	AAA	36,397,000	37,922,406
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FHLMC - continued:
Ser. 2459, Class VM, 6.50%, 11/15/2014	AAA	$18,005,850	$ 18,948,748
Ser. 2464, Class FE, 2.42%, 03/15/2032	AAA	19,853,194	20,185,379
Ser. 2467, Class HA, 6.50%, 02/15/2030	AAA	23,402,103	24,266,256
Ser. 2481, Class FC, 2.42%, 05/15/2031	AAA	26,631,421	27,197,499
Ser. 2481, Class FE, 2.42%, 03/15/2032	AAA	27,468,255	27,894,856
Ser. 2492, Class GD, 6.00%, 02/15/2028	AAA	27,911,000	29,375,652
Ser. 2522, Class TA, 5.50%, 09/15/2006	AAA	19,311,238	19,675,778
Ser. 29, Class T, 7.50%, 03/25/2023	AAA	17,000,000	17,772,397
Ser. H002, Class A6, 2.55%, 06/15/2007 (h)	AAA	85,400,000	85,293,250
Ser. T-48, Class 2A, 5.91%, 11/25/2032	AAA	28,644,645	29,854,340
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	AAA	555,199	621,247
Ser. 1992-39, Class FA, 3.63%, 03/25/2022	AAA	5,944,048	6,069,271
Ser. 1992-45, Class F, 3.63%, 04/25/2022	AAA	1,340,745	1,369,577
Ser. 1992-74, Class Z, 8.00%, 05/25/2022	AAA	952,092	1,032,114
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	AAA	843,120	919,066
Ser. 1993-104, Class ZA, 6.50%, 11/25/2021	AAA	3,682,452	3,739,168
Ser. 1993-113, Class FA, 3.40%, 07/25/2023	AAA	6,373,373	6,476,623
Ser. 1993-138, Class FM, 3.33%, 12/25/2021	AAA	772,233	776,316
Ser. 1993-175, Class FE, 3.65%, 09/25/2008	AAA	1,076,611	1,082,666
Ser. 1993-187, Class FC, 3.43%, 11/25/2021	AAA	871,819	878,264
Ser. 1993-196, Class FD, 3.61%, 10/25/2008	AAA	1,505,895	1,514,643
Ser. 1993-209, Class FC, 3.56%, 11/25/2008	AAA	1,955,577	1,960,961
Ser. 1993-210, Class FG, 4.11%, 02/25/2023	AAA	4,304,621	4,306,287
Ser. 1993-247, Class F0, 3.76%, 12/25/2023	AAA	9,849,068	9,937,412
Ser. 1993-26, Class LZ, 7.50%, 07/25/2022	AAA	9,284,756	9,582,883
Ser. 1993-38, Class L, 5.00%, 08/25/2022	AAA	14,599,800	14,844,760
Ser. 1993-62, Class FA, 3.91%, 04/25/2023	AAA	7,644,990	7,733,716
Ser. 1994-12, Class FB, 3.81%, 01/25/2009	AAA	215,881	216,202
Ser. 1994-33, Class FA, 3.71%, 03/25/2009 (h)	AAA	6,122,736	6,167,408
Ser. 1994-55, Class F, 3.30%, 12/25/2023	AAA	5,554,500	5,668,356
Ser. 1994-59, Class FB, 4.21%, 03/25/2024	AAA	6,487,439	6,497,493
Ser. 1997-42, Class ZB, 6.50%, 08/18/2024	AAA	23,609,259	23,999,121
Ser. 1997-72, Class FC, 1.94%, 09/25/2023	AAA	1,284,832	1,286,380
Ser. 1997-85, Class PD, 5.00%, 05/18/2026	AAA	10,265,065	10,418,450
Ser. 1999-51, Class FJ, 2.02%, 10/25/2029	AAA	8,107,423	8,166,647
Ser. 1999-7, Class D, 6.00%, 03/18/2028	AAA	6,756,314	6,967,816
Ser. 2001-12, Class CS, 6.50%, 06/25/2027	AAA	3,154,388	3,161,161
Ser. 2001-25, Class A, 6.00%, 07/25/2027	AAA	10,490,792	10,729,804
Ser. 2001-31, Class A, 6.00%, 06/25/2027	AAA	7,206,529	7,411,953
Ser. 2001-38, Class FB, 1.92%, 08/25/2031	AAA	3,391,820	3,400,162
Ser. 2001-81, Class FL, 2.03%, 01/18/2032	AAA	18,173,665	18,296,838
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	AAA	67,345,588	73,048,917
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	AAA	5,155,090	5,591,662
Ser. 2001-T12, Class A4, 6.19%, 08/25/2041	AAA	52,487,527	54,612,679
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA - continued:
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	AAA	$ 8,264,936	$ 9,061,525
Ser. 2002-13, Class FE, 2.74%, 02/27/2031	AAA	23,295,334	23,542,381
Ser. 2002-37, Class F, 2.22%, 11/25/2031	AAA	32,920,523	33,304,541
Ser. 2002-4, Class FD, 2.39%, 02/25/2032	AAA	26,234,564	26,385,287
Ser. 2002-6, Class TA, 6.00%, 09/25/2031	AAA	30,350,531	31,443,793
Ser. 2002-64, Class FJ, 2.82%, 04/25/2032 (h)	AAA	32,535,564	33,130,354
Ser. 2002-66, Class A3, 5.93%, 04/25/2042	AAA	104,821,224	109,442,477
Ser. 2002-67, Class FA, 2.42%, 11/25/2032 (h)	AAA	47,750,677	48,623,619
Ser. 2002-77, Class FA, 2.42%, 10/18/2030	AAA	63,502,722	64,597,192
Ser. 2002-77, Class TF, 2.42%, 12/18/2032	AAA	48,085,635	48,869,671
Ser. 2002-79, Class BA, 5.50%, 01/25/2007	AAA	12,179,669	12,391,454
Ser. 2002-T12, Class A5, 6.01%, 10/25/2041	AAA	18,973,841	19,695,352
Ser. 2002-T4, Class A3, 7.50%, 12/25/2041	AAA	89,655,168	97,247,839
Ser. 2002-W10, Class A2, 4.70%, 08/25/2042	AAA	38,000,000	39,120,935
Ser. 2002-W4, Class A6, 6.29%, 05/25/2042	AAA	31,729,562	33,092,505
Ser. 2002-W5, Class 27, 1.88%, 11/25/2030	AAA	43,206,856	43,274,635
Ser. 2002-W5, Class A2, 4.60%, 05/25/2026	AAA	5,618,019	5,714,213
Ser. 2002-W5, Class A32, 1.70%, 11/25/2030	AAA	41,047,161	41,036,333
Ser. G92-20, Class FB, 3.63%, 04/25/2022	AAA	4,433,144	4,530,698
Ser. G92-6, Class F, 3.82%, 08/25/2021	AAA	1,008,561	1,032,514
Ser. G92-61, Class FJ, 3.81%, 10/25/2022	AAA	4,889,844	4,909,526
Ser. G93-19, Class FD, 3.40%, 04/25/2023	AAA	6,645,838	6,776,257
GNMA:
Ser. 1998-19, Class C, 6.50%, 02/20/2021	AAA	26,270,000	26,956,577
Ser. 2001-53, Class TU, 6.50%, 11/20/2031	AAA	7,997,397	8,022,653
Ser. 2002-45, Class FM, 2.34%, 07/16/2029	AAA	24,901,715	24,982,855
Ser. 2002-47, Class PH, 6.50%, 08/16/2028	AAA	20,973,000	22,354,837
Total Collateralized Mortgage Obligations			2,145,861,444
MORTGAGE-BACKED SECURITIES 58.6%
FHLMC:
3.90%, 07/01/2029	AAA	324,519	322,465
4.01%, 08/01/2016-01/01/2021	AAA	3,279,367	3,342,019
4.18%, 02/01/2027	AAA	2,008,202	2,062,208
4.22%, 06/01/2029	AAA	736,600	748,690
4.61%, 07/01/2019-06/01/2030	AAA	14,249,821	14,509,305
4.65%, 08/01/2030	AAA	2,963,369	3,077,231
4.71%, 07/01/2030	AAA	2,992,263	3,116,567
4.73%, 09/01/2031	AAA	4,584,145	4,798,006
4.75%, 10/01/2019	AAA	82,279	84,297
4.76%, 06/01/2020-05/01/2026	AAA	3,096,875	3,192,998
4.77%, 06/01/2019	AAA	763,101	785,666
4.78%, 09/01/2025	AAA	6,292,234	6,483,304
4.79%, 06/01/2029	AAA	4,530,554	4,669,003
4.80%, 06/01/2024-05/01/2025	AAA	363,459	373,733
4.81%, 07/01/2028	AAA	4,943,976	5,115,569
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC - continued:
4.83%, 04/01/2020	AAA	$ 782,333	$ 813,005
4.88%, 01/01/2017	AAA	31,584	32,476
4.89%, 12/01/2026-07/01/2031	AAA	12,568,753	13,036,658
4.90%, 04/01/2029-04/01/2031	AAA	22,058,162	22,946,262
4.91%, 03/01/2023-09/01/2032	AAA	64,920,272	67,035,342
4.92%, 12/01/2029	AAA	7,519,410	7,848,204
4.95%, 01/01/2025	AAA	3,688,914	3,820,074
4.96%, 01/01/2026	AAA	17,365,182	18,101,058
4.99%, 02/01/2030-08/01/2030	AAA	7,374,065	7,684,645
5.01%, 02/01/2025	AAA	2,279,647	2,363,356
5.07%, 01/01/2029	AAA	8,459,533	8,830,564
5.09%, 09/01/2025-03/01/2029	AAA	11,509,133	11,987,017
5.13%, 06/01/2017	AAA	128,207	132,923
5.17%, 06/01/2026	AAA	15,217,706	15,725,357
5.20%, 07/01/2017	AAA	675,725	694,282
5.21%, 04/01/2025-03/01/2029	AAA	34,514,587	35,964,091
5.23%, 04/01/2019-12/01/2026	AAA	7,656,244	8,061,563
5.24%, 03/01/2027	AAA	6,123,308	6,394,856
5.25%, 08/01/2019-05/01/2032	AAA	31,721,032	33,223,385
5.28%, 06/01/2024-10/01/2031	AAA	4,380,931	4,550,480
5.31%, 10/01/2028	AAA	19,540,525	20,342,828
5.35%, 01/01/2022-01/01/2023	AAA	19,387,014	20,318,314
5.37%, 07/01/2018	AAA	2,341,615	2,417,718
5.39%, 12/01/2018-01/01/2031	AAA	11,473,333	12,025,639
5.40%, 06/01/2031	AAA	29,717,249	30,728,095
5.41%, 10/01/2029	AAA	3,800,954	3,937,650
5.42%, 09/01/2025	AAA	7,912,908	8,157,259
5.48%, 05/01/2028	AAA	5,395,326	5,585,989
5.50%, 01/01/2007-06/01/2032	AAA	35,563,926	37,102,308
5.64%, 07/01/2032	AAA	8,180,426	8,440,897
5.65%, 11/01/2026-01/01/2029	AAA	17,349,342	17,981,084
5.67%, 12/01/2018	AAA	78,000	80,806
5.68%, 10/01/2018	AAA	159,645	166,248
5.72%, 05/01/2032-06/01/2032	AAA	63,358,522	65,899,959
5.74%, 05/01/2030	AAA	11,779,930	12,278,728
5.76%, 07/01/2031	AAA	4,055,233	4,180,751
5.79%, 05/01/2031	AAA	5,446,852	5,655,098
5.83%, 03/01/2031 (h)	AAA	42,011,951	43,508,627
5.84%, 06/01/2021	AAA	971,856	1,004,064
5.86%, 12/01/2025	AAA	7,233,941	7,485,184
5.88%, 08/01/2031	AAA	3,929,814	4,067,213
5.94%, 03/01/2032	AAA	28,862,427	30,260,088
5.98%, 06/01/2032	AAA	5,954,539	6,225,922
6.00%, 01/01/2007	AAA	1,819,195	1,887,241
6.01%, 01/01/2027-05/01/2032	AAA	21,127,196	21,857,992
6.02%, 01/01/2031	AAA	8,850,588	9,223,616
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC - continued:
6.03%, 04/01/2032 (h)	AAA	$ 21,078,277	$ 21,783,081
6.04%, 08/01/2019	AAA	79,775	82,364
6.05%, 05/01/2031 (h)	AAA	33,590,837	34,934,470
6.08%, 06/01/2031	AAA	10,981,451	11,355,218
6.10%, 10/01/2016-03/01/2018	AAA	345,012	359,582
6.12%, 06/01/2019	AAA	3,058,258	3,166,613
6.14%, 01/01/2027	AAA	5,340,726	5,603,383
6.15%, 07/01/2026	AAA	2,760,828	2,878,163
6.16%, 05/01/2032	AAA	15,479,336	16,008,230
6.20%, 05/01/2032	AAA	6,567,232	6,885,014
6.26%, 09/01/2026	AAA	6,127,959	6,367,595
6.28%, 04/01/2020	AAA	254,949	265,784
6.29%, 05/01/2019	AAA	26,490	27,872
6.30%, 04/01/2031	AAA	772,343	798,888
6.33%, 02/01/2027-07/01/2028	AAA	13,865,938	14,463,304
6.34%, 02/01/2031	AAA	4,507,892	4,680,820
6.36%, 12/01/2030	AAA	7,028,448	7,355,850
6.37%, 10/01/2029	AAA	4,329,991	4,499,547
6.40%, 01/01/2030	AAA	2,182,671	2,273,364
6.43%, 04/01/2032	AAA	14,116,679	14,794,196
6.50%, 01/01/2012-09/01/2032	AAA	131,439,442	138,439,475
6.53%, 03/01/2027	AAA	6,944,785	7,259,591
6.54%, 09/01/2031	AAA	4,245,778	4,382,957
6.59%, 02/01/2021	AAA	530,268	553,166
6.62%, 09/01/2030	AAA	2,905,928	3,029,430
6.68%, 02/01/2027	AAA	3,532,071	3,723,132
6.69%, 08/01/2029-09/01/2030	AAA	24,248,342	25,283,151
6.70%, 04/01/2023	AAA	1,392,284	1,457,416
6.73%, 05/01/2020	AAA	18,109	18,937
6.74%, 07/01/2027	AAA	719,371	755,254
6.83%, 08/01/2030	AAA	7,027,551	7,353,345
6.89%, 05/01/2031	AAA	2,089,215	2,178,007
6.97%, 01/01/2031-05/01/2031	AAA	17,526,367	18,269,090
7.02%, 08/01/2027	AAA	1,495,386	1,568,482
7.15%, 09/01/2028	AAA	1,615,013	1,701,583
7.25%, 11/01/2008	AAA	390	393
7.29%, 04/01/2029	AAA	4,219,952	4,318,748
7.33%, 05/01/2031	AAA	10,067,018	10,598,804
7.39%, 09/01/2030	AAA	1,444,345	1,523,345
7.49%, 05/01/2027	AAA	2,221,177	2,347,468
7.50%, 06/01/2016 (h)	AAA	1,246,684	1,337,653
7.63%, 04/01/2031	AAA	429,758	455,633
7.80%, 05/01/2026	AAA	1,291,856	1,370,857
8.50%, 05/01/2020-03/01/2023	AAA	2,126,318	2,306,085
9.75%, 03/01/2016	AAA	178,136	195,260
10.50%, 04/01/2004-10/01/2005	AAA	6,013	6,285
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
0.00%, 07/15/2004 (n)	AAA	$ 2,019,000	$ 1,965,595
3.38%, 05/01/2041	AAA	23,356,035	23,681,894
3.58%, 06/01/2030-12/01/2040	AAA	150,214,111	152,719,291
4.00%, TBA h #	AAA	9,000,000	9,286,875
4.01%, 05/01/2003-03/01/2033	AAA	18,138,951	18,556,306
4.02%, 08/01/2017-05/01/2018	AAA	5,291,070	5,409,864
4.03%, 07/01/2017-01/01/2018	AAA	11,481,312	11,740,682
4.04%, 06/01/2020	AAA	2,897,834	2,963,289
4.06%, 04/01/2018	AAA	7,545,620	7,712,171
4.07%, 02/01/2017-01/01/2035	AAA	68,343,827	69,903,667
4.09%, 03/01/2018	AAA	10,954,498	11,196,801
4.11%, 08/01/2017	AAA	264,954	270,815
4.125%, 03/01/2018	AAA	214,650	218,695
4.16%, 02/01/2026	AAA	145,409	148,429
4.17%, 02/01/2031	AAA	975,253	1,001,165
4.21%, 10/01/2017	AAA	187,452	193,391
4.37%, 01/01/2036	AAA	4,884,386	5,012,537
4.375%, 12/01/2017-01/01/2019	AAA	1,023,426	1,051,005
4.38%, 04/01/2019	AAA	11,277,307	11,495,929
4.39%, 12/01/2026	AAA	354,466	367,384
4.43%, 09/01/2028	AAA	4,660,520	4,760,023
4.44%, 05/01/2018	AAA	2,473,883	2,537,770
4.48%, 11/01/2018	AAA	780,097	795,031
4.49%, 03/01/2027	AAA	349,502	354,932
4.51%, 03/01/2027	AAA	1,583,808	1,634,464
4.52%, 11/01/2017	AAA	2,099,171	2,163,904
4.54%, 03/01/2018-12/01/2024	AAA	5,410,059	5,535,938
4.55%, 02/01/2019 (h)	AAA	3,213,713	3,278,992
4.57%, 01/01/2036	AAA	2,187,409	2,249,805
4.60%, 07/01/2027	AAA	224,790	228,704
4.66%, 05/01/2020	AAA	6,304,081	6,477,608
4.67%, 04/01/2018-10/01/2030	AAA	9,250,460	9,463,085
4.68%, 12/01/2023-01/01/2033	AAA	23,768,344	24,589,299
4.70%, 07/01/2027	AAA	9,358,688	9,666,542
4.76%, 02/01/2017-09/01/2018	AAA	446,643	460,068
4.77%, 04/01/2028	AAA	2,205,045	2,271,578
4.78%, 09/01/2018-04/01/2030	AAA	3,205,871	3,296,722
4.81%, 01/01/2026-06/01/2026	AAA	2,834,233	2,918,103
4.82%, 11/01/2035	AAA	3,772,483	3,880,460
4.83%, 04/01/2037	AAA	5,551,634	5,733,278
4.85%, 08/01/2028-09/01/2030	AAA	18,922,969	19,540,824
4.88%, 01/01/2033 (h)	AAA	35,305,501	36,364,666
4.89%, 12/01/2032 (h)	AAA	10,163,101	10,514,046
4.90%, 11/01/2032	AAA	43,523,689	45,111,056
4.91%, 01/01/2027	AAA	7,718,810	7,953,018
4.94%, 12/01/2025-05/01/2036	AAA	9,892,387	10,198,284
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA - continued:
4.96%, 08/01/2025-05/01/2032	AAA	$29,453,909	$ 30,391,249
4.97%, 05/01/2018	AAA	1,718,732	1,757,625
4.98%, 01/01/2021	AAA	7,326,393	7,533,010
5.00%, 07/01/2015-10/01/2032	AAA	74,767,229	77,245,304
5.01%, 07/01/2021-04/01/2026	AAA	6,352,125	6,548,096
5.02%, 04/01/2028-07/01/2030	AAA	42,075,692	43,352,012
5.03%, 11/01/2024-09/01/2032	AAA	6,180,519	6,416,540
5.05%, 01/01/2029	AAA	260,981	270,065
5.07%, 05/01/2022-07/01/2030	AAA	5,108,326	5,288,941
5.09%, 07/01/2015-12/01/2032	AAA	22,379,971	23,228,916
5.10%, 03/01/2026	AAA	663,638	683,623
5.11%, 09/01/2021-02/01/2032	AAA	12,146,891	12,601,049
5.12%, 09/01/2032-11/01/2032	AAA	26,536,443	27,431,135
5.15%, 05/01/2030	AAA	10,739,612	11,097,233
5.19%, 02/01/2025	AAA	1,516,139	1,564,865
5.20%, 12/01/2021	AAA	2,073,098	2,136,485
5.21%, 05/01/2028-03/01/2030	AAA	4,531,953	4,705,740
5.22%, 11/01/2017	AAA	1,275,929	1,312,957
5.24%, 07/01/2021-08/01/2032	AAA	36,100,546	37,375,099
5.25%, 09/01/2032	AAA	8,857,727	9,165,476
5.26%, 02/01/2026	AAA	504,209	524,508
5.29%, 10/01/2019-02/01/2032	AAA	8,459,403	8,717,812
5.30%, 12/01/2024	AAA	1,138,224	1,180,465
5.31%, 07/01/2032-08/01/2032	AAA	43,698,720	45,296,920
5.34%, 03/01/2032	AAA	22,889,363	23,749,017
5.36%, 09/01/2032	AAA	12,558,754	13,099,747
5.375%, 03/01/2018-08/01/2032	AAA	9,163,303	9,539,700
5.38%, 08/01/2032	AAA	5,173,229	5,385,249
5.39%, 04/01/2024	AAA	375,755	386,707
5.40%, 07/01/2028	AAA	827,960	857,998
5.42%, 04/01/2028-06/01/2036	AAA	20,263,704	21,095,189
5.45%, 06/01/2026-08/01/2032	AAA	15,765,915	16,474,156
5.46%, 09/01/2032 (h)	AAA	13,504,974	13,981,868
5.48%, 04/01/2018-04/01/2038	AAA	90,408,116	94,117,645
5.50%, 07/01/2030-11/01/2032	AAA	30,436,125	31,617,595
5.51%, 01/01/2025-07/01/2032	AAA	10,180,293	10,569,093
5.54%, 05/01/2028	AAA	1,173,739	1,216,359
5.56%, 08/01/2032	AAA	15,109,117	15,714,279
5.57%, 07/01/2039	AAA	12,076,168	12,637,520
5.58%, 05/01/2034	AAA	8,854,845	9,185,156
5.59%, 06/01/2032	AAA	35,589,135	37,070,678
5.62%, 01/01/2017-08/01/2019	AAA	3,513,335	3,648,295
5.64%, 06/01/2032-07/01/2032	AAA	18,061,713	18,774,566
5.68%, 05/01/2032	AAA	16,823,698	17,389,327
5.70%, 04/01/2025-08/01/2032	AAA	34,324,886	35,718,108
5.72%, 02/01/2031	AAA	924,002	958,087
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA - continued:
5.74%, 07/01/2024	AAA	$ 497,806	$ 515,942
5.75%, 05/01/2032 (h)	AAA	13,045,517	13,463,381
5.76%, 02/01/2007	AAA	9,902,309	10,495,427
5.77%, 01/01/2031-07/01/2031	AAA	31,723,853	32,976,740
5.78%, 04/01/2032-06/01/2032	AAA	53,453,235	55,655,150
5.80%, 09/01/2019	AAA	316,576	328,353
5.81%, 06/01/2028	AAA	342,489	356,449
5.82%, 01/01/2023	AAA	507,912	526,351
5.85%, 03/01/2032 (h)	AAA	9,498,069	9,925,482
5.86%, 02/01/2031	AAA	5,897,214	6,117,641
5.90%, 04/01/2030	AAA	2,574,824	2,686,277
5.91%, 10/01/2029	AAA	4,489,561	4,693,694
5.92%, 06/01/2032 (h)	AAA	37,901,591	39,365,137
5.93%, 07/01/2023	AAA	157,841	165,840
5.94%, 09/01/2028-07/01/2031	AAA	21,757,013	22,846,624
5.98%, 04/01/2030	AAA	11,686,062	12,091,705
5.99%, 03/01/2032	AAA	2,760,339	2,905,275
6.00%, 03/01/2014-09/01/2031	AAA	13,769,368	14,482,030
6.03%, 09/01/2031	AAA	9,801,296	10,290,093
6.05%, 04/01/2032	AAA	8,369,513	8,872,742
6.06%, 06/01/2032	AAA	6,867,778	7,132,912
6.07%, 03/01/2030	AAA	3,836,068	4,016,926
6.13%, 05/01/2030	AAA	4,049,548	4,240,842
6.14%, 06/01/2032-05/01/2041	AAA	8,426,392	8,899,415
6.16%, 09/01/2031-06/01/2032	AAA	34,662,030	36,532,642
6.17%, 05/01/2030-06/01/2032	AAA	27,210,395	28,322,553
6.18%, 06/01/2031	AAA	5,357,642	5,611,586
6.19%, 07/01/2031-12/01/2031	AAA	13,294,403	13,938,893
6.20%, 04/01/2030-05/01/2032	AAA	11,813,379	12,360,783
6.21%, 03/01/2031-06/01/2032	AAA	15,101,005	15,865,333
6.22%, 07/01/2030-03/01/2031	AAA	15,698,223	16,466,789
6.23%, 02/01/2029-03/01/2032	AAA	37,380,506	39,091,607
6.24%, 04/01/2024-09/01/2031 (h)	AAA	22,863,569	23,847,449
6.25%, 11/01/2031	AAA	4,149,814	4,404,767
6.26%, 08/01/2030-08/01/2031	AAA	46,769,596	48,741,122
6.28%, 01/01/2030-07/01/2032	AAA	19,260,679	20,267,288
6.30%, 12/01/2031	AAA	11,139,570	11,723,997
6.32%, 04/01/2032	AAA	5,585,984	5,916,601
6.33%, 09/01/2029	AAA	3,762,518	3,951,106
6.34%, 11/01/2021	AAA	1,505,947	1,559,551
6.35%, 04/01/2028	AAA	4,432,255	4,663,466
6.36%, 04/01/2032	AAA	16,615,266	17,671,200
6.37%, 03/01/2006-07/01/2032 (h)	AAA	8,097,596	8,590,638
6.38%, 03/01/2030	AAA	3,663,259	3,861,294
6.39%, 04/01/2030-08/01/2031	AAA	22,051,396	23,214,225
6.40%, 03/01/2023	AAA	660,150	690,652
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA - continued:
6.41%, 04/01/2032	AAA	$17,544,489	$ 18,716,384
6.42%, 05/01/2027-11/01/2039	AAA	39,763,575	41,792,014
6.43%, 09/01/2018-03/01/2028	AAA	6,201,122	6,512,478
6.44%, 09/01/2031-12/01/2039	AAA	33,728,885	35,295,925
6.45%, 07/01/2031-12/01/2031	AAA	18,830,046	19,539,790
6.46%, 08/01/2031	AAA	22,608,041	23,469,408
6.47%, 12/01/2031	AAA	1,982,847	2,122,266
6.48%, 09/01/2030-04/01/2031	AAA	6,767,608	7,020,527
6.49%, 06/01/2024	AAA	140,945	146,052
6.50%, 11/01/2011-07/01/2032	AAA	99,152,133	104,790,806
6.51%, 05/01/2027-12/01/2031	AAA	13,421,619	13,950,268
6.54%, 09/01/2031	AAA	4,952,252	5,170,232
6.58%, 12/01/2029	AAA	1,534,804	1,609,216
6.59%, 03/01/2032 (h)	AAA	5,085,288	5,320,482
6.61%, 06/01/2030-05/01/2032 (h)	AAA	29,941,809	31,265,175
6.62%, 03/01/2025-11/01/2031	AAA	3,721,428	3,977,512
6.63%, 02/01/2030	AAA	3,423,862	3,567,936
6.64%, 09/01/2026	AAA	1,103,148	1,162,777
6.65%, 03/01/2032	AAA	21,627,766	22,601,015
6.69%, 01/01/2031	AAA	9,147,264	9,356,883
6.70%, 10/01/2030	AAA	8,167,405	8,534,922
6.71%, 11/01/2031	AAA	8,147,937	8,464,077
6.74%, 11/01/2031	AAA	4,340,608	4,535,935
6.78%, 02/01/2028	AAA	540,323	565,963
6.79%, 10/01/2028	AAA	8,727,634	9,158,439
6.81%, 06/01/2031	AAA	1,501,884	1,547,385
6.84%, 07/01/2003 (h)	AAA	10,711,359	10,764,916
6.85%, 08/01/2031	AAA	4,752,483	4,967,737
6.88%, 03/01/2031	AAA	434,914	457,906
6.89%, 06/01/2027	AAA	4,573,430	4,830,250
6.90%, 01/01/2032	AAA	1,831,959	1,913,185
6.92%, 11/01/2031	AAA	2,508,778	2,685,177
6.93%, 11/01/2031	AAA	24,432,170	25,531,618
6.94%, 11/01/2031	AAA	8,033,187	8,434,846
6.95%, 08/01/2031	AAA	972,150	1,017,273
6.97%, 07/01/2027	AAA	320,701	333,386
6.99%, 04/01/2032	AAA	14,275,761	14,932,158
7.00%, 10/01/2009-10/01/2011	AAA	6,271,651	6,709,983
7.08%, 12/01/2030	AAA	5,797,253	6,068,870
7.09%, 01/01/2027	AAA	2,099,348	2,210,864
7.12%, 06/01/2019	AAA	74,910	77,562
7.20%, 04/01/2032	AAA	2,176,249	2,327,902
7.23%, 06/01/2028	AAA	1,111,449	1,175,231
7.46%, 02/01/2032	AAA	10,058,878	10,638,835
7.50%, 02/01/2016-08/01/2032	AAA	20,782,060	21,977,104
7.50%, TBA h #	AAA	120,000,000	130,050,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA - continued:
7.57%, 06/01/2024	AAA	$ 1,295,859	$ 1,368,078
8.00%, 12/01/2026	AAA	2,180,103	2,369,276
8.50%, 04/01/2026-06/01/2030	AAA	1,842,970	2,004,242
9.00%, 06/01/2009-07/01/2030	AAA	3,540,895	3,900,078
9.07%, 02/01/2032	AAA	1,013,690	1,127,346
9.50%, 04/01/2005-08/01/2021	AAA	1,003,333	1,108,875
10.00%, 01/01/2021	AAA	951,879	1,092,907
10.50%, 11/01/2019	AAA	345,315	392,683
10.75%, 10/01/2012	AAA	145,189	163,522
11.00%, 01/01/2016-01/01/2018	AAA	259,701	299,452
12.50%, 07/01/2015	AAA	395,406	466,970
GNMA:
4.50%, TBA (++)	AAA	50,000,000	51,218,750
5.00%, 01/20/2030-12/20/2032	AAA	81,422,420	83,976,483
5.375%, 01/20/2016-05/20/2026	AAA	24,813,200	25,585,914
5.50%, 04/20/2032-06/20/2032	AAA	32,987,422	33,780,531
5.75%, 07/20/2018-09/20/2023	AAA	3,888,775	4,028,530
5.875%, 01/20/2022	AAA	61,886	63,969
6.00%, 12/20/2029	AAA	4,888,145	4,998,026
6.375%, 05/20/2017-06/20/2024	AAA	13,777,975	14,229,666
6.625%, 10/20/2015-10/20/2027	AAA	108,434,954	112,331,665
6.75%, 08/20/2015-08/20/2024	AAA	3,551,036	3,678,653
7.25%, 07/20/2022	AAA	100,153	103,753
7.50%, 02/20/2023-11/20/2023	AAA	285,452	306,531
7.89%, 10/20/2022	AAA	7,743,074	8,438,392
8.375%, 10/15/2020	AAA	5,406,634	5,966,045
9.00%, 05/15/2016-01/20/2025	AAA	2,248,821	2,502,848
9.50%, 08/15/2018-12/15/2021	AAA	2,079,420	2,340,202
10.25%, 11/15/2029	AAA	2,512,633	2,766,352
Total Mortgage-Backed Securities			4,055,900,690
U.S. GOVERNMENT & AGENCY OBLIGATIONS 4.4%
SLMA, FRN:
1.95%, 01/25/2014	AAA	18,250,000	18,444,757
1.97%, 10/25/2010 ##	AAA	143,300,000	144,499,908
1.98%, 10/25/2011	AAA	138,400,000	139,674,235
Total U.S. Government & Agency Obligations			302,618,900
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.25%, 01/15/2010	AAA	2,693,850	3,073,095
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 7.0%
MUTUAL FUND SHARES 7.0%
Evergreen Institutional Money Market Fund (o) (+)	484,864,227	$ 484,864,227
Total Investments (cost $6,982,301,235) 101.5%		7,022,331,891
Other Assets and Liabilities (1.5%)		(103,120,589)
Net Assets 100.0%		$ 6,919,211,302

(v)	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(++)	Security acquired under mortgage dollar roll agreement.
(+)	All or a portion of the principal amount of this security was pledged as collateral for open mortgage dollar roll agreements.
(o)	The advisor of the fund and the advisor of the money market fund are each a division of Wachovia Corporation.

Summary of Abbreviations:
FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
TBA	To Be Announced
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (unaudited)

Assets
Identified cost of securities	$ 6,982,301,235
Net unrealized gains on securities	40,030,656

Market value of securities	7,022,331,891
Cash	14,848
Principal paydown receivable	37,784,748
Receivable for Fund shares sold	57,396,027
Interest receivable	32,350,309
Prepaid expenses and other assets	147,757

Total assets	7,150,025,580

Liabilities
Dividends payable	19,345,549
Payable for securities purchased	138,654,844
Payable for open mortgage dollar rolls	51,006,250
Payable for Fund shares redeemed	20,965,530
Advisory fee payable	79,703
Distribution Plan expenses payable	214,365
Due to other related parties	37,954
Accrued expenses and other liabilities	510,083

Total liabilities	230,814,278

Net assets	$ 6,919,211,302

Net assets represented by
Paid-in capital	$ 6,919,478,807
Overdistributed net investment income	(4,766,345)
Accumulated net realized losses on securities	(35,531,816)
Net unrealized gains on securities	40,030,656

Total net assets	$ 6,919,211,302

Net assets consists of
Class A	$ 1,517,313,557
Class B	835,383,847
Class C	2,476,738,863
Class I	1,120,052,748
Class IS	969,722,287

Total net assets	$ 6,919,211,302

Shares outstanding
Class A	156,915,225
Class B	86,389,770
Class C	256,129,916
Class I	115,827,850
Class IS	100,283,420

Net asset value per share
Class A	$ 9.67
Class A -- Offering price (based on sales charge of 3.25%)	$ 9.99
Class B	$ 9.67
Class C	$ 9.67
Class I	$ 9.67
Class IS	$ 9.67

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2002 (unaudited)

Investment income
Interest	$ 125,498,506

Expenses
Advisory fee	5,886,776
Distribution Plan expenses
Class A	1,295,373
Class B	3,538,642
Class C	9,941,833
Class IS	1,083,134
Administrative services fees	2,803,227
Transfer agent fee	1,792,258
Trustees’ fees and expenses	51,412
Printing and postage expenses	68,349
Custodian fee	744,971
Registration and filing fees	204,401
Professional fees	10,751
Other	297,393

Total expenses	27,718,520
Less: Expense reductions	(13,100)

Net expenses	27,705,420

Net investment income	97,793,086

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(23,139,345)
Net change in unrealized gains or losses on securities	14,787,454

Net realized and unrealized gains or losses on securities	(8,351,891)

Net increase in net assets resulting from operations	$ 89,441,195

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2002 (unaudited)		Year Ended June 30, 2002 (a)

Operations
Net investment income		$ 97,793,086		$ 70,479,953
Net realized losses on securities		(23,139,345)		(10,864,082)
Net change in unrealized gains or losses on securities		14,787,454		17,532,653

Net increase in net assets resulting from operations		89,441,195		77,148,524

Distributions to shareholders from
Net investment income
Class A		(22,010,771)		(15,328,518)
Class B		(10,957,415)		(10,640,909)
Class C		(30,706,709)		(27,392,905)
Class I		(18,379,183)		(7,866,297)
Class IS		(16,742,406)		(11,472,017)

Total distributions to shareholders		(98,796,484)		(72,700,646)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	114,458,949	1,108,197,912	75,733,414	732,044,139
Class B	34,365,404	332,790,638	41,861,695	404,756,300
Class C	114,632,827	1,110,038,796	127,182,979	1,229,687,574
Class I	127,407,257	1,233,726,070	75,118,303	725,977,390
Class IS	66,347,748	642,544,592	73,540,230	711,024,980

		4,427,298,008		3,803,490,383

Net asset value of shares issued in reinvestment of distributions
Class A	1,317,262	12,763,446	1,125,853	10,888,024
Class B	588,587	5,703,199	682,168	6,597,223
Class C	1,436,228	13,916,614	1,737,316	16,801,510
Class I	876,685	8,494,282	549,901	5,318,834
Class IS	538,613	5,218,745	325,546	3,148,876

		46,096,286		42,754,467

Automatic conversion of Class B shares to Class A shares
Class A	143,892	1,394,061	128,089	1,236,413
Class B	(143,892)	(1,394,061)	(128,072)	(1,236,413)

		0		0

Payment for shares redeemed
Class A	(35,718,975)	(345,843,893)	(19,909,844)	(192,369,334)
Class B	(4,941,403)	(47,847,871)	(3,798,297)	(36,711,092)
Class C	(15,989,102)	(154,820,654)	(8,826,586)	(85,296,556)
Class I	(55,783,033)	(540,019,869)	(46,908,077)	(453,594,043)
Class IS	(27,452,008)	(265,762,012)	(22,611,150)	(218,424,692)

		(1,354,294,299)		(986,395,717)

Net increase in net assets resulting from capital share transactions		3,119,099,995		2,859,849,133

Total increase in net assets		3,109,744,706		2,864,297,011
Net assets
Beginning of period		3,809,466,596		945,169,585

End of period		$ 6,919,211,302		$ 3,809,466,596

Overdistributed net investment income		$ (4,766,345)		$ (3,762,947)

(a) For the nine months ended June 30, 2002. The fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2001

Operations
Net investment income		$ 13,821,297
Net realized losses on securities		(763,824)
Net change in unrealized gains or losses on securities		8,102,039

Net increase in net assets resulting from operations		21,159,512

Distributions to shareholders from
Net investment income
Class A		(4,665,749)
Class B		(2,180,693)
Class C		(3,263,649)
Class I		(3,155,617)
Class IS		(2,127,664)

Total distributions to shareholders		(15,393,372)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	22,408,204	215,481,681
Class B	17,847,951	171,817,578
Class C	36,141,650	348,096,267
Class I	11,090,339	106,899,022
Class IS	9,566,951	91,927,758

		934,222,306

Net asset value of shares issued in reinvestment of distributions
Class A	289,831	2,787,349
Class B	148,650	1,432,020
Class C	234,402	2,260,622
Class I	237,115	2,277,454
Class IS	152,380	1,463,870

		10,221,315

Automatic conversion of Class B shares to Class A shares
Class A	52,847	505,477
Class B	(52,801)	(505,477)

		0

Payment for shares redeemed
Class A	(5,902,234)	(56,736,480)
Class B	(572,247)	(5,501,854)
Class C	(808,168)	(7,771,330)
Class I	(203,314)	(1,943,769)
Class IS	(2,265,316)	(21,575,355)

		(93,528,788)

Net increase in net assets resulting from capital share transactions		850,914,833

Total increase in net assets		856,680,973
Net assets
Beginning of period		88,488,612

End of period		$ 945,169,585

Overdistributed net investment income		$ (1,049,563)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were $4,254,578,947 and $232,390,348, respectively, for the six months ended December 31, 2002.

During the six months ended December 31, 2002, the Fund entered into dollar roll transactions. At December 31, 2002, the Fund had the following dollar roll agreements outstanding:

Dollar Roll Amount	Counterparty	Settlement Date

$51,160,938	Credit Suisse First Boston	01/27/2003

During the six months ended December 31, 2002, the Fund earned $1,339,898 on dollar roll transactions.

On December 31, 2002, the aggregate cost of securities for federal income tax purposes was $6,982,301,235. The gross unrealized appreciation and depreciation on securities based on tax cost was $44,934,565 and $4,903,909, respectively, with a net unrealized appreciation of $40,030,656.

As of June 30, 2002, the Fund had $2,230,853 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2003	2005	2006	2007	2008	2009	2010

$43,378	$34,064	$275,930	$281,543	$187,870	$426,146	$981,922

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2002, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset of $13,100, which represents 0.00% of its average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended December 31, 2002, the Fund had no borrowings under this agreement.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993 Other directorships: None	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.
OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

2 Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219. Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of December 31, 2002

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564984   2/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034